BUSINESS COMBINATIONS - Impact of the acquisition of Common (Details) - Common € in Thousands, $ in Thousands		12 Months Ended
	Dec. 19, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Business acquisition, earn out payment | €	€ 3,000
Loss on amendment to business acquisition agreement | $		$ 7,863